Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
$0.00 - 0.13 [Member] | Stock Options [Member]
Summary of stock options and warrants
Range of Exercise Price, Minimum	$ 0.000	$ 0.00
Range of Exercise Price, Maximum	$ 0.13	$ 0.13
Number of Outstanding Options/Warrants	4,650,000	4,650,000
Weighted Average Remaining Contractual Life, Options/Warrants	11 months 19 days	1 year 11 months 19 days
Weighted Average Exercise Price	$ 0.13	$ 0.13
Number of Options/Warrants Exercisable	4,575,000	4,500,000
Options/Warrants Weighted Average Exercise Price	$ 0.13	$ 0.13
$0.17 - 4.00 [Member] | Stock Options [Member]
Summary of stock options and warrants
Range of Exercise Price, Minimum	$ 0.17
Range of Exercise Price, Maximum	$ 4.00
Number of Outstanding Options/Warrants	3,643,955
Weighted Average Remaining Contractual Life, Options/Warrants	5 years 7 months 28 days
Weighted Average Exercise Price	$ 0.78
Number of Options/Warrants Exercisable	1,535,000
Options/Warrants Weighted Average Exercise Price	$ 0.77
$0.17 - 1.00 [Member] | Stock Options [Member]
Summary of stock options and warrants
Range of Exercise Price, Minimum		$ 0.17
Range of Exercise Price, Maximum		$ 1.00
Number of Outstanding Options/Warrants		1,950,000
Weighted Average Remaining Contractual Life, Options/Warrants		1 year 9 months 11 days
Weighted Average Exercise Price		$ 0.75
Number of Options/Warrants Exercisable		1,080,000
Options/Warrants Weighted Average Exercise Price		$ 0.81
$2.50 [Member] | Warrant [Member]
Summary of stock options and warrants
Range of Exercise Price, Maximum	$ 2.50
Number of Outstanding Options/Warrants	2,342,500
Weighted Average Remaining Contractual Life, Options/Warrants	4 years 18 days
Weighted Average Exercise Price	$ 2.50
Number of Options/Warrants Exercisable	2,342,500
Options/Warrants Weighted Average Exercise Price	$ 2.50